Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178-0060

March 4, 2019

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:

Legg Mason Global Asset Management Trust (filing relates to BrandywineGLOBAL – Alternative Credit Fund, BrandywineGLOBAL – Global Unconstrained Bond Fund, ClearBridge International Growth Fund, ClearBridge Small Cap Fund, and ClearBridge Value Trust)

(File Nos. 333-162441 and 811-22338)

Ladies and Gentlemen:

On behalf of Legg Mason Global Asset Management Trust, a Maryland statutory trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the forms of Prospectuses relating to the BrandywineGLOBAL – Alternative Credit Fund, BrandywineGLOBAL – Global Unconstrained Bond Fund, ClearBridge International Growth Fund, ClearBridge Small Cap Fund, and ClearBridge Value Trust, and the form of Statement of Additional Information of BrandywineGLOBAL – Alternative Credit Fund and BrandywineGLOBAL – Global Unconstrained Bond Fund that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 179 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment was filed via the EDGAR system on February 22, 2019 and became effective on March 1, 2019.

In addition, we are hereby filing, pursuant to the requirements of Rule 497(c) under the 1933 Act, the Statement of Additional Information relating to the ClearBridge International Growth Fund, ClearBridge Small Cap Fund, and ClearBridge Value Trust. Pursuant to the requirements of Rule 497(g), the paragraph of Rule 497 under which this filing is made and the file numbers of the Trust’s Registration Statement are noted on the Statement of Additional Information.

Please call the undersigned at (212) 309-6353 with any comments or questions relating to the filing.

Sincerely,

/s/ Elizabeth L. Belanger

Elizabeth L. Belanger